Long-term receivables, investments and other	12 Months Ended
Dec. 31, 2022
Categories Of Noncurrent Financial Assets [Abstract]
Long-term receivables, investments and other
11.

Long-term receivables, investments and other
2022 2021
Deferred charges $ 29,585 $ -
Derivatives [note 27] 2,807 32,098
Investment tax credits 95,812 95,722
Amounts receivable related to tax dispute [note 22]
(a)
295,221 295,221
Product loan
(b)
200,998 176,904
Other 3,264 814
627,687 600,759
Less current portion (32,180) (23,232)
Net $ 595,507 $ 577,527
(a)

Cameco was required to remit or otherwise secure 50% of the cash taxes and transfer pricing penalties, plus related interest and instalment penalties assessed, in relation to its dispute with Canada Revenue Agency (CRA) (see note 22). In light of our view of the likely outcome of the case, Cameco expects to recover the amounts remitted to CRA, including cash taxes, interest and penalties totalling $ 295,221,000

already paid as at December 31, 2022 (December 31, 2021 -
$ 295,221,000 ) (note 22).
(b)

Cameco loaned
5,400,000

pounds of uranium concentrate to its joint venture partner, Orano Canada Inc., (Orano). Orano was obligated to repay the Company in kind with uranium concentrate no later than December 31, 2023. During the first quarter of 2022, the repayment terms were extended to December 31, 2028 . During 2022, 1,828,999 pounds were returned as
repayment on this loan.
Cameco also agreed to lend to Orano up to 1,148,200

kgU of conversion supply and up to an additional
1,200,000

pounds of
uranium concentrate over the period 2022 to 2024. Repayment to Cameco is to be made in kind with U
3
O
8

quantities drawn
being repaid by December 31, 2027

and quantities of UF
6

drawn by
December 31, 2035 .
As at December 31, 2022, 3,571,001

pounds of U
3
O
8

and
700,000

kgU of UF
6

conversion supply were drawn on the loans and
are recorded at Cameco’s weighted average cost of inventory.